Software, Net Consists of the Following - Summary of Software, Net (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Capitalized Computer Software Net [Line Items]
Total	₨ 15,272	$ 235	₨ 14,657
Software Licenses and Implementation Costs [Member]
Capitalized Computer Software Net [Line Items]
Property, plant and equipment, Estimated Useful Life (in years)	3 years
Software,gross	₨ 38,839	599	27,688
Less: Accumulated amortization	23,567	364	13,031
Total	₨ 15,272	$ 235	₨ 14,657